SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2025 | shares	369,809
Exercised | shares	(1,584)
Forfeited | shares	(13,750)
Granted | shares	20,000
Outstanding at June 30, 2025 | shares	374,475	369,809
Exercisable at June 30, 2025 | shares	203,661
Weighted-average exercise price
Outstanding at January 1, 2025 | $ / shares	$ 8.3
Exercised | $ / shares	5.12
Forfeited | $ / shares	8.5
Granted | $ / shares	10.07
Outstanding at June 30, 2025 | $ / shares	8.21	$ 8.3
Exercisable at June 30, 2025 | $ / shares	$ 6.63
Weighted- average remaining contractual life
Outstanding	89 months	7 years 9 months 18 days
Exercisable at June 30, 2025	77 months
Aggregate intrinsic value
Outstanding | $	$ 939	$ 992
Exercisable at June 30, 2025 | $	$ 834